Income Taxes (Deferred Income Tax) (Details) - USD ($) $ in Millions	Jan. 03, 2016	Dec. 28, 2014
Current:
Accrued liabilities	$ 0.0	$ 20.3
Inventory valuation	0.0	14.3
Accrued vacation	0.0	11.4
Deferred compensation and other benefits plans	0.0	0.9
Intangible amortization	0.0	0.6
Other	0.0	(0.9)
Valuation allowance	0.0	(2.9)
Long-term:
Accrued liabilities	31.3	12.5
Inventory valuation	17.3	0.0
Accrued vacation	10.5	0.0
Deferred compensation and other benefit plans	16.8	11.4
Postretirement benefits other than pensions	4.8	5.9
Tax credit and NOL carryforward amounts	49.1	53.5
Valuation allowance	(18.8)	(20.3)
Total deferred income tax assets	111.0	108.5
Current:
Other items	0.0	2.7
Long-term:
Property, plant and equipment differences	26.5	28.8
Intangible amortization	111.6	111.5
Other	3.3	0.0
Total deferred income tax liabilities	141.4	143.0
Net deferred income tax liabilities	$ (30.4)	$ (34.5)